Related Party Notes Payable (Details) - Schedule of Notes Payable - FF Intelligent Mobility Global Holdings Ltd [Member] - Affiliated Entity [Member] - USD ($)		11 Months Ended
		Dec. 31, 2020		Dec. 31, 2019	Jun. 30, 2021
Related Party Note, Due June 2021 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[1]	June 30, 2021
Unpaid Balance		$ 0.1200	[1]		$ 149,674,000	[2]
Fair Value Measurement Adjustments		240,543,000	[1]			[2]
0% Coupon Discount	[1]
Loss (Gain) on Extinguishments	[1]	(861,000)
Loss (Gain) on Extinguishments	[1]	204,000
Net Carrying Value		$ 239,886,000	[1]		149,674,000	[2]
Related Party Note, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		Due on Demand
Unpaid Balance		$ 0.1500	[3]		10,000,000	[4]
Fair Value Measurement Adjustments		10,000,000				[4]
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments
Net Carrying Value		$ 10,000,000			10,000,000	[4]
Related Party Notes, NPA Tranche, Due October 2021 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		October 9, 2021		May 31, 2020
Unpaid Balance		$ 0.1000		$ 0.1000	18,112,000	[5]
Fair Value Measurement Adjustments		18,112,000		18,112,000	3,657,000	[5]
0% Coupon Discount		3,515,000		3,410,000
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments
Net Carrying Value		$ 21,627,000		$ 21,522,000	21,769,000	[5]
Related party notes – China [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		Due on Demand		Due on Demand
Unpaid Balance		$ 0.1800	[1],[3]	$ 0.1800
Fair Value Measurement Adjustments		9,196,000		8,601,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments
Net Carrying Value		$ 9,196,000		8,601,000
Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		Due on Demand
Fair Value Measurement Adjustments		$ 6,548,000
0% Coupon Discount
Loss (Gain) on Extinguishments		(190,000)
Loss (Gain) on Extinguishments		(22,000)
Net Carrying Value		$ 6,336,000
Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		Due on Demand
Unpaid Balance		$ 0.0899
Fair Value Measurement Adjustments		1,410,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments		(3,000)
Net Carrying Value		$ 1,407,000
Related Party Note, China Various Other, Due On Demand At 0.00% [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		Due on Demand
Unpaid Balance		$ 0.0000
Fair Value Measurement Adjustments		424,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments
Net Carrying Value		$ 424,000
Related Party Notes, Other, Due June 2021 One [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		June 30, 2021
Unpaid Balance		$ 0.0699
Fair Value Measurement Adjustments		4,160,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments		(50,000)
Net Carrying Value		$ 4,110,000
Related Party Notes, Other, Due June 2021 At 8.00% [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates		June 30, 2021
Unpaid Balance		$ 0.0800			6,452,000	[4]
Fair Value Measurement Adjustments		6,452,000				[4]
0% Coupon Discount
Loss (Gain) on Extinguishments
Loss (Gain) on Extinguishments		(35,000)
Net Carrying Value		6,417,000			6,452,000	[4]
Notes Payable Related Party [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance		296,845,000			204,098,000
Fair Value Measurement Adjustments		296,845,000		287,337,000	3,657,000
0% Coupon Discount		3,515,000		3,410,000
Loss (Gain) on Extinguishments		(1,051,000)		(4,164,000)
Loss (Gain) on Extinguishments		94,000
Net Carrying Value		299,403,000		$ 286,583,000	$ 207,755,000
Related Party Note, Due December 2020 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[1]			December 31, 2020
Unpaid Balance				$ 0.1200
Fair Value Measurement Adjustments	[1]			215,940,000
0% Coupon Discount	[1]
Loss (Gain) on Extinguishments	[1]
Net Carrying Value	[1]			$ 215,940,000
Related Party Notes, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates	[1]			Due on Demand
Unpaid Balance	[6]
Fair Value Measurement Adjustments	[1]			24,399,000
0% Coupon Discount	[1]
Loss (Gain) on Extinguishments	[1]			(3,557,000)
Net Carrying Value	[1]			$ 20,842,000
Related Party Notes, China, Due On Demand One [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates				Due on Demand
Unpaid Balance				$ 0.1500
Fair Value Measurement Adjustments				10,000,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Net Carrying Value				$ 10,000,000
elated Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates				Due on Demand
Fair Value Measurement Adjustments				$ 6,125,000
0% Coupon Discount
Loss (Gain) on Extinguishments				(607,000)
Net Carrying Value				$ 5,518,000
Related Party Notes, Other, Due December 2020 [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Contractual Interest Rates				December 31, 2020
Unpaid Balance				$ 0.0699
Fair Value Measurement Adjustments				4,160,000
0% Coupon Discount
Loss (Gain) on Extinguishments
Net Carrying Value				4,160,000
Minimum [Member] | Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance		0
Minimum [Member] | Related Party Notes, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance	[1]			0
Minimum [Member] | elated Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance				0
Maximum [Member] | Related party notes – China various other [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance		$ 0.1000
Maximum [Member] | Related Party Notes, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance	[1]			0.1000
Maximum [Member] | elated Party Notes, China Various Other, Due On Demand [Member]
Related Party Notes Payable (Details) - Schedule of Notes Payable [Line Items]
Unpaid Balance				$ 0.1000

[1]	During 2020, these related party notes payable were restructured into one related party note payable.
[2]	On April 9, 2021, the Company signed agreements with certain of its related party notes holders to convert their notes with principal amounts of $194,810 and accrued interest of $71,764 into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 87,003,560 shares of A-2 Preferred Stock with a conversion price of $1.96 per share. Under the agreements, the notes ceased to accrue interest on March 31, 2021. On May 13, 2021, related party notes payable with aggregating principal amounts of $90,869 and accrued interest of $43,490 was converted into 57,513,413 shares of Class A-1 Convertible Preferred Stock with a conversion price of $1.67 per share and 19,546,600 shares of Class A-2 Convertible Preferred Stock with a conversion price of $1.96 per share. The outstanding principal balance subsequent to the conversion was $149,674 as of June 30, 2021. The Class A-1 and A-2 Preferred Stock will convert into FFIE Class A Common Stock based on the Exchange Ratio. As of June 30, 2021, $125,071 of the related party notes payable were in default.
[3]	Rate as of December 31, 2020 and 2019, see footnotes for further discussion.
[4]	As of June 30, 2021, the Company was in default on twelve of its related party notes with a principal value of $22,022. The Company was in compliance with all covenants under its remaining related party notes payable agreements as of June 30, 2021.
[5]	On April 29, 2019, the Company executed the Note Purchase Agreement (“NPA”) with U.S. Bank National Association, as the notes agent, and Birch Lake Fund Management, LP as the collateral agent. The aggregate principal amount that may be issued under the NPA was $200,000. Upon both a Company Preferred Stock offering and prepayment notice by the holder, or on the maturity date of the notes payable, the holder may elect to convert all of the outstanding principal and accrued interest of the notes payable, plus a 20.00% premium, into shares of Preferred Stock in the offering. The Company elected the fair value option for these notes payable. (See Note 7. Fair Value of Financial Instruments.)
[6]	During 2020, these related party notes payable were restructured into one related party note payable.